Common shares	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common shares	Common shares
Share capital as at December 31, 2022 (Successor) and December 31, 2021 (Predecessor) was as follows:

	Issued and fully paid share capital
	Shares	Par value each	$ millions
As at January 1, 2020 (Predecessor)	100,234,973	$0.10	10
2020 RSU share issuance	149,462	$0.10	—
As at January 1, 2021 and December 31, 2021 (Predecessor)	100,384,435	$0.10	10
Balance before reorganization and fresh start adjustments	100,384,435	$0.10	10
Cancellation of Predecessor equity	(100,384,435)	$0.10	(10)
Issuance of Successor common stock	49,999,998	$0.01	—
As at February 22, 2022 (Predecessor)	49,999,998	$0.01	—
As at February 23, 2022, and December 31, 2022 (Successor)	49,999,998	$0.01	—
Common share transactions for periods presented
On February 10, 2020 and June 17, 2020, a total of 149,462 common shares were issued to employees following a vesting of restricted stock units awarded under our Employee Incentive Plan.
On February 22, 2022, Seadrill concluded its comprehensive restructuring process and emerged from Chapter 11 bankruptcy protection. The Predecessor equity of 100,384,435 common shares were cancelled and replaced with issuance of Successor common stock.
Please refer to Note 4- "Chapter 11" for further details on the changes to share capital.
Key terms of shares issued and outstanding shares
All our issued and outstanding Shares are and will be fully paid. Subject to the Bye-Laws, the Board of Directors is authorized to issue any of the authorized but unissued Shares. There are no limitations on the right of non-Bermudians or non-residents of Bermuda to hold or vote in the Shares.
Holders of Shares have no pre-emptive, redemption, conversion or sinking fund rights. Holders of Shares are entitled to one vote per Share on all matters submitted to a vote of holders of Shares. Unless a different majority is required by law or the Bye-Laws, resolutions to be approved by holders of Shares require the approval by an ordinary resolution (being a resolution approved by a simple majority of votes cast at a general meeting at which a quorum is present). Under the Bye-Laws, each Share is entitled to dividends if, as and when dividends are declared by the Board of Directors, subject to any preferred dividend right of the holders of any preference shares.
In the event of liquidation, dissolution or winding up of the Company, the holders of Shares are entitled to share equally and ratably in the Company's assets, if any, remaining after the payment of all its debts and liabilities, subject to any liquidation preference on any issued and outstanding preference shares